SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Sit International Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.4%

Asia - 20.0%

Australia - 5.2%
Atlassian Corp. *	1,825	356,076
BHP Group, Ltd., ADR	4,200	242,298
Lynas Rare Earths, Ltd. *	46,625	172,880
Macquarie Group, Ltd.	2,225	289,549
Rio Tinto, PLC, ADR	4,400	280,456
Westpac Banking Corp.	4,425	75,261
Woodside Energy Group, Ltd., ADR	1,517	30,295

		1,446,815

China/Hong Kong - 2.4%
AIA Group, Ltd.	32,200	216,192
Baidu, Inc., ADR *	1,075	113,176
Budweiser Brewing Co. APAC, Ltd. [4]	45,100	66,380
ENN Energy Holdings, Ltd.	18,400	141,757
Ping An Insurance Group Co. of China, Ltd.	33,500	141,458

		678,963

India - 0.5%
HDFC Bank, Ltd., ADR	2,400	134,328

Japan - 7.2%
Keyence Corp.	1,000	463,007
Recruit Holdings Co., Ltd.	11,200	490,453
Shiseido Co., Ltd.	4,100	111,858
Sony Group Corp., ADR	6,300	540,162
Terumo Corp.	21,600	393,745

		1,999,225

Singapore - 2.6%
DBS Group Holdings, Ltd.	15,600	416,270
Singapore Technologies Engineering, Ltd.	104,800	312,013

		728,283

South Korea - 2.1%
LG Chem, Ltd.	975	318,663
Samsung Electronics Co., Ltd., GDR [4]	185	275,095

		593,758

Europe - 64.6%
Belgium - 0.8%
D’ieteren Group	350	77,634
UCB SA	1,200	148,105

		225,739

Denmark - 1.7%
Novo Nordisk A/S, ADR	3,725	478,290

France - 9.8%
AXA SA	11,750	441,332
Dassault Systemes SE	11,700	518,029
Elis SA	8,125	184,605
Forvia SE *	7,166	108,660
Safran SA	2,590	586,926
Schneider Electric SE	3,970	897,938

		2,737,490

Germany - 7.4%
Allianz SE	2,250	674,335

Name of Issuer	Quantity	Fair Value ($)

Deutsche Post AG	6,550	282,058
Infineon Technologies AG	4,100	139,400
Muenchener Rueckversicherungs AG	800	390,371
Siemens AG	3,100	591,831

		2,077,995

Ireland - 4.2%
Accenture, PLC	550	190,636
Aptiv, PLC *	1,225	97,571
CRH, PLC	4,800	414,048
Linde, PLC	500	232,160
STERIS, PLC	1,175	264,163

		1,198,578

Netherlands - 5.7%
Adyen NV *, 4	84	142,097
ASML Holding NV	1,025	994,732
Stellantis NV	16,375	463,413

		1,600,242

Spain - 2.7%
Cellnex Telecom SA [4]	5,200	183,840
Iberdrola SA	45,900	569,224

		753,064

Sweden - 1.5%
Evolution AB, ADR	1,725	214,806
Hexagon AB	16,200	191,754

		406,560

Switzerland - 9.3%
Logitech International SA	2,325	207,785
Lonza Group AG	590	353,405
Nestle SA	3,600	382,214
Novartis AG	1,325	128,364
On Holding AG *	8,625	305,153
Partners Group Holding AG	490	699,806
TE Connectivity, Ltd.	1,100	159,764
Zurich Insurance Group AG	680	366,673

		2,603,164

United Kingdom - 21.5%
Ashtead Group, PLC	2,000	142,370
AstraZeneca, PLC, ADR	10,125	685,969
BAE Systems, PLC	48,500	826,087
Coca-Cola Europacific Partners, PLC	5,400	377,730
Compass Group, PLC	10,625	311,522
Diageo, PLC, ADR	1,840	273,682
Entain, PLC	27,600	277,777
Glencore, PLC, ADR	14,500	158,775
London Stock Exchange Group, PLC	5,100	610,868
Man Group, PLC	93,600	315,899
Reckitt Benckiser Group, PLC	3,100	176,539
RELX, PLC	9,750	422,329
Rentokil Initial, PLC	47,250	281,306
Shell, PLC, ADR	12,250	821,240
Smith & Nephew, PLC	25,250	316,016

		5,998,109

MARCH 31, 2024	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Sit International Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Latin America - 1.5%

Argentina - 1.5%
Globant SA *	2,050	413,895

North America - 11.3%

Canada - 4.7%
Alimentation Couche-Tard, Inc.	7,400	422,350
Colliers International Group, Inc.	1,600	195,568
Lululemon Athletica, Inc. *	600	234,390
Waste Connections, Inc.	2,750	473,027

		1,325,335

United States - 6.6%
Broadcom, Inc.	1,025	1,358,545
Euronet Worldwide, Inc. *	1,375	151,154
Mondelez International, Inc.	4,800	336,000

		1,845,699

Total Common Stocks (cost: $17,719,502)		27,245,532

Investment Companies 0.6%
iShares MSCI India ETF (cost $95,267)	3,200	165,088

Short-Term Securities - 1.3%
Fidelity Inst. Money Mkt. Gvt. Fund, 5.25% (cost $363,493)	363,493	363,493

Total Investments in Securities - 99.3% (cost $18,178,262)		27,774,113

Other Assets and Liabilities, net - 0.7%		194,397

Net Assets - 100.0%		$27,968,510

*	Non-income producing security.
[4]

144A Restricted Security. The total value of such securities as of March 31, 2024 was $667,412 and represented 2.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	17.6%
Producer Manufacturing	12.9
Electronic Technology	12.9
Health Technology	9.9
Technology Services	8.5
Consumer Non-Durables	7.2
Consumer Services	4.7
Non-Energy Minerals	4.5
Consumer Durables	3.6
Energy Minerals	3.0
Utilities	2.5
Commercial Services	2.4
Retail Trade	2.3
Process Industries	2.0
Industrial Services	1.7
Transportation	1.0
Communications	0.7
Investment Companies	0.6
Short-Term Securities	1.3

99.3
Other Assets and Liabilities, net	0.7

100.0%

2

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2024 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	413,895	—	—	413,895
Australia	1,446,815	—	—	1,446,815
Belgium	225,739	—	—	225,739
Canada	1,325,335	—	—	1,325,335
China/Hong Kong	678,963	—	—	678,963
Denmark	478,290	—	—	478,290
France	2,737,490	—	—	2,737,490
Germany	2,077,995	—	—	2,077,995
India	134,328	—	—	134,328
Ireland	1,198,578	—	—	1,198,578
Japan	1,999,225	—	—	1,999,225
Netherlands	1,600,242	—	—	1,600,242
Singapore	728,283	—	—	728,283
South Korea	593,758	—	—	593,758
Spain	753,064	—	—	753,064
Sweden	406,560	—	—	406,560
Switzerland	2,603,164	—	—	2,603,164
United Kingdom	5,998,109	—	—	5,998,109
United States	1,845,699	—	—	1,845,699
Investment Companies	165,088	—	—	165,088
Short-Term Securities	363,493	—	—	363,493
Total:	27,774,113	—	—	27,774,113

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

MARCH 31, 2024	3